RELATED PARTY TRANSACTIONS (Details)	3 Months Ended	12 Months Ended									12 Months Ended									12 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended														12 Months Ended
	Apr. 12, 2011	Dec. 31, 2012 USD ($) Vessel		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Oct. 18, 2011 Golar Freeze [Member] USD ($)	Jul. 19, 2012 NR Satu [Member] USD ($)	Nov. 08, 2012 Golar Grand [Member] USD ($)	Dec. 31, 2012 Golar Energy [Member] USD ($)		Dec. 31, 2011 Golar Energy [Member] USD ($)		Dec. 31, 2010 Golar Energy [Member] USD ($)		Dec. 31, 2012 Golar LNG Partners LP [Member]	Dec. 31, 2011 Golar LNG Partners LP [Member]	Dec. 31, 2010 Golar LNG Partners LP [Member]	Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Dec. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Dec. 31, 2010 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Oct. 18, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Jul. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Jul. 18, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2011 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2010 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] USD ($)		Dec. 31, 2011 High-yield bonds [Member] USD ($)		Dec. 31, 2010 High-yield bonds [Member] USD ($)		Dec. 31, 2012 High-yield bonds [Member] NOK	Dec. 31, 2012 CPC Corporation [Member] USD ($)	Dec. 31, 2011 CPC Corporation [Member] USD ($)	Dec. 31, 2010 CPC Corporation [Member] USD ($)	Dec. 31, 2012 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]	Dec. 31, 2011 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]	Dec. 31, 2010 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]
Related Party Transaction [Line Items]
Management and administrative services fees (a)		$ 2,876,000	[1]	$ 1,576,000	[1]	$ 0	[1]
Ship management fees (b)		4,222,000	[2]	4,146,000	[2]	3,826,000	[2]
Interest expense											829,000	[3]	0	[3]	0	[3]				11,921,000	[4]	3,085,000	[4]	0	[4]				4,737,000	[5]	0	[5]	0	[5]		575,000	[6]	0	[6]	0	[6]
Total related party expenses		25,160,000		8,807,000		3,826,000
Related Party Transaction, Due from (to) Related Party [Abstract]
Trading balances due to Golar and affiliates		(546,000)	[7]	3,235,000	[7]
Golar LNG vendor financing loans (c)		0	[4]	(222,310,000)	[4]
High-yield bonds (e)		(34,953,000)	[6]	0	[6]
Related Party Transaction, Due from (to) Related Party, Total		(35,499,000)		(219,075,000)
Mark up percentage on management's costs and expenses (in hundredths)		5.00%
Period of termination		120 days
Debt instrument, face amount		233,800,000									25,000,000															222,300,000		175,000,000								227,000,000						1,300,000,000
Interest rate (in hundredths)											6.75%															6.75%		6.75%
Balloon Payment																										222,300,000
Maturity dates																				Oct. 2014								July 2015							Dec. 2014	Oct. 2017
Draw on line of credit																											155,000,000
Remaining borrowing capacity																											20,000,000
Maximum borrowing capacity																																			20,000,000
Ownership percentage (in hundredths)		100.00%						100.00%									60.00%	60.00%	60.00%																											40.00%	40.00%	40.00%
Dividends paid		77,588,000		29,276,000		0																																					1,800,000	2,400,000	3,100,000
Total purchase consideration								330,000,000	385,000,000	265,000,000
Working capital adjustment								9,000,000	3,000,000	2,600,000
Purchase consideration								231,300,000	388,000,000	176,800,000
Less: Net Assets of Golar Freeze Acquired [Abstract]
-Vessel - historic book value								166,000,000	257,600,000	127,500,000
- Capital lease obligation assumed (net of restricted cash)								0	0	(90,800,000)
-Loan debt assumed								(108,000,000)	0	0
-Other net assets								7,500,000	(1,900,000)	6,400,000
Total net assets acquired								(65,500,000)	(255,700,000)	(43,100,000)
Deduction to equity								165,800,000	132,300,000	133,700,000
Acquisition financed by Vendor Financing Loans								222,300,000	155,000,000
Acquisition financed by Equity offering proceeds									230,000,000
Number of vessels currently or previously financed by UK tax leases		6
Omnibus Agreement deductible claims		500,000
Omnibus Agreement aggregate cap on claims		$ 5,000,000
Period of indemnification	3 years

[1]	Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Golar Energy loan - In December 2011, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, entered into a loan agreement with Golar LNG Energy Limited ("Golar Energy") for $25 million. Golar Singapore made a drawdown of $25 million in January 2012. The loan was unsecured, repayable on demand and bears interest at the rate of 6.75% per annum payable on a quarterly basis. Under the Purchase, Sale and Contribution Agreement dated July 9, 2012, all amounts payable to Golar Energy by the subsidiaries acquired by the Partnership, including Golar Singapore, were extinguished .
[4]	Golar LNG vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 (see note 21).
[5]	Golar LNG vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, the Partnership entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million has been drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 (see note 21).
[6]	High-yield bonds - In October 2012, the Partnership completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35.0 million was issued to Golar.
[7]	Trading balances -Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.